Document and Entity Information	Apr. 01, 2020
Cover [Abstract]
Entity Registrant Name	CAESARS ENTERTAINMENT CORP
Amendment Flag	false
Entity Central Index Key	0000858339
Document Type	8-K
Document Period End Date	Apr. 01, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10410
Entity Tax Identification Number	62-1411755
Entity Address, Address Line One	One Caesars Palace Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89109
City Area Code	(702)
Local Phone Number	407-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	CZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false